Revenue and expenses (Schedule of detailed information about revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Copper	$ 1,065,830	$ 838,126
Zinc	76,611	223,400
Gold	463,009	325,133
Silver	35,594	24,959
Molybdenum	79,370	54,531
Other	239	5,374
Revenue from sale of goods	1,720,653	1,471,523
Non-cash streaming arrangement items
Amortization of deferred revenue - gold	39,764	35,994
Amortization of deferred revenue - silver	32,660	36,235
Amortization of deferred revenue - variable consideration adjustments - prior periods	4,885	959
Amortization of deferred revenue	77,309	73,188
Pricing and volume adjustments	5,780	(14,335)
Revenue excluding treatment and refining charges	1,803,742	1,530,376
Treatment and refining charges	(113,712)	(68,936)
Revenue	$ 1,690,030	$ 1,461,440